UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended December 31, 2011

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      February  10, 2012
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   1

       Form 13F Information Table Entry Total:	   28

       Form 13F Information Table Value Total:	   572020
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates



          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof			Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 	Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
Fushi Copper	COM	36113E107	91	12100	SHRS	SOLE		12100
ISHRSMSCISI	COM	464286673	6751	623400	SHRS	DEFINED	1		623400
ISHRSMSCIUK	COM	464286699	7970	493200	SHRS	DEFINED	1		493200
ISHRSMSCIS	COM	464286749	7976	352600	SHRS	DEFINED	1		352600
ISHRSMSCISK	COM	464286772	8364	160050	SHRS	DEFINED	1		160050
ISHRSMSCIMA	COM	464286830	8274	617499	SHRS	DEFINED	1		617499
ISHRSDJSE	COM	464287168	24225	450700	SHRS	DEFINED	1		450700
ISHRSBARTIP	COM	464287176	45171	387100	SHRS	DEFINED	1		387100
ISHRSBAR20	COM	464287432	24547	202450	SHRS	DEFINED	1		202450
ISHRSBAR7-10	COM	464287440	78628	744797	SHRS	DEFINED	1		744797
ISHRSCONS	COM	464287580	16572	232070	SHRS	DEFINED	1		232070
ISHRSDJUSUT	COM	464287697	17183	194550	SHRS	DEFINED	1		194550
ISHRSCONGD	COM	464287812	16747	244550	SHRS	DEFINED	1		244550
ISHRSJPUSD	COM	464288281	517	4712	SHRS	SOLE		4712
ISHRSS&PNTL	COM	464288414	379	3500	SHRS	SOLE		3500
ISHRSHIYLDC	COM	464288513	796	8900	SHRS	SOLE		8900
PWRSHSHIYE	COM	73935X302	22663	2450000	SHRS	DEFINED	1		2450000
PWRSHSDBG	COM	73936B606	42659	783454	SHRS	DEFINED	1		783454
PWRSHRSVD	COM	73936T573	455	16624	SHRS	SOLE		16624
SPDRDBINT	COM	78464A490	1533	27000	SHRS	SOLE		27000
SPDRBARCAP	COM	78464A656	22622	389900	SHRS	DEFINED	1		389900
SPDRCONSTP	COM	81369Y308	24541	755350	SHRS	DEFINED	1		755350
SPDRCONDIS
	COM	81369Y407	23287	596800	SHRS	DEFINED	1		596800
SPDRINTUTIL	COM	81369Y886	25359	704800	SHRS	DEFINED	1		704800
VNGRDSHRT	COM	921937827	52254	646384	SHRS	DEFINED	1		646384
VNGRDGRW	COM	922908736	46125	746850	SHRS	DEFINED	1		746850
VNGRDSCAP	COM	922908595	46207	604800	SHRS	DEFINED	1		604800
Winn Dixie 	COM	974280307	124	13200	SHRS	SOLE		13200